(LOSS) EARNING PER SHARE	12 Months Ended
Dec. 31, 2022
(LOSS) EARNING PER SHARE
(LOSS) EARNING PER SHARE

27.  (LOSS) EARNING PER SHARE

Basic and diluted (loss) earning per share for each of the years presented were calculated as follows:

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Numerator:
Net (loss) earning	(2,680,259)	515,101	(761,994)	(110,480)
Net income attributable to noncontrolling interest	(29,088)	(15,003)	(13,958)	(2,024)
Net (loss) earning attributable to the Company	(2,709,347)	500,098	(775,952)	(112,504)
Plus undeclared cumulative dividend on perpetual convertible preferred shares	(22,806)	—	—	—
Deemed distribution to perpetual convertible preferred shareholders	(470,643)	—	—	—
Dividend distribution to perpetual convertible preferred shareholders	—	(5,831)	—	—
Adjusted net (loss) earning attributable to ordinary shareholders - Basic	(3,202,796)	494,267	(775,952)	(112,504)

Changes in the fair value of convertible promissory notes	—	(829,149)	—	—
Adjusted interest for convertible promissory notes	—	9,703	—	—
Adjusted net loss attributable to ordinary shareholders -Diluted	(3,202,796)	(325,179)	(775,952)	(112,504)

Denominator:
Weighted average number of shares outstanding—basic	716,888,919	865,352,554	886,817,620	886,817,620
Weighted average number of shares outstanding—diluted	716,888,919	911,591,433	886,817,620	886,817,620
(Loss) earning per share—Basic:
Net (loss) earning	(4.47)	0.57	(0.87)	(0.13)
	(4.47)	0.57	(0.87)	(0.13)
Loss per share—Diluted:
Net loss	(4.47)	(0.36)	(0.87)	(0.13)
	(4.47)	(0.36)	(0.87)	(0.13)

During the year ended December 31, 2021, the Company issued 7,800,000 ordinary shares to its share depositary bank which will be used to settle stock option awards upon their exercise. No consideration was received by the Company for this issuance of ordinary shares. These ordinary shares are legally issued and outstanding but are treated as escrowed shares for accounting purposes and therefore, have been excluded from the computation of loss per share. Any ordinary shares not used in the settlement of stock option awards will be returned to the Company.

Stock options, RSUs, the Company’s 2025 Convertible Notes, 2026 Convertible Notes and 2027 Convertible Notes (Note 19) or other potentially dilutive equity instruments were excluded from the calculation of diluted loss earnings per share if they were anti-dilutive.